Earnings per Share: (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Earning per Share (Table)

	Six months ended June 30,
	2025	2026
Income :
Net income	$501	$203,481

Basic earnings per share:
Weighted average common shares outstanding, basic	116,583,497	111,297,374
Basic earnings per share	$0.00	$1.83

Effect of dilutive securities:
Dilutive effect of non vested shares	171,945	400,424
Weighted average common shares outstanding, diluted	116,755,442	111,697,798

Diluted earnings per share	$0.00	$1.82